Cover	Jul. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-38629
Entity Registrant Name	Equitrans Midstream Corp
Entity Central Index Key	0001747009
Entity Tax Identification Number	99-1816354
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	625 Liberty Avenue
Entity Address, Address Line Two	Suite 1700
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222
City Area Code	412
Local Phone Number	553-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ETRN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false